Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Gross impact of changes in fair value of derivatives designated as cash flow hedges on AOCI and net income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the year ended December 31, 2021, December 31, 2020, and December 31, 2019 (in millions):

		Recognized in Net Income
For the Year Ended December 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2021
Foreign exchange contracts	$(57)	Net sales	$2
		Cost of goods sold	(11)
		Other, net	(4)
		Interest expense, net	3
Interest rate contracts	49
Total	$(8)		$(10)
2020
Foreign exchange contracts	$96	Net sales	$(7)
		Cost of goods sold	31
		Other, net	6
		Interest expense, net	(5)
Interest rate contracts	(14)
Total	$82		$25
2019
Foreign exchange contracts	$(113)	Net sales	$—
		Cost of goods sold	(69)
		Other, net	(16)
		Interest expense, net	(8)
Interest rate contracts	(22)
Total	$(135)		$(93)
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2021 and 2020 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2021	2020
	(in millions)
Cash flow hedges	$(2)	$7	Net sales
	11	(31)	Cost of goods sold
	4	(6)	Other, net
	(3)	5	Interest expense
	(1)	(1)	Income taxes
	$9	$(26)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$41	$47	*
Amortization of prior service cost	(136)	(130)	*
	(13)	(63)	Income taxes
	$(108)	$(146)
Total reclassifications, net of tax	$(99)	$(172)

(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 12: Employee Benefit Plans and Postretirement Benefits” for additional information.
Summary of impact of changes in fair value of fair value hedges and derivatives not designated as hedging instruments on earnings
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the years ended December 31, 2021, December 31, 2020, and December 31, 2019:

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2020	$(5)	$(1)	$(6)
Net changes in fair value of derivatives	(8)	(12)	(20)
Net losses reclassified from accumulated other comprehensive income into income	10	(1)	9
Accumulated derivative net losses as of December 31, 2021	$(3)	$(14)	$(17)

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2019	$(62)	$8	$(54)
Net changes in fair value of derivatives	82	(8)	74
Net losses reclassified from accumulated other comprehensive income into income	(25)	(1)	(26)
Accumulated derivative net losses as of December 31, 2020	$(5)	$(1)	$(6)

(in millions)	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(20)	$(2)	$(22)
Net changes in fair value of derivatives	(135)	24	(111)
Net losses reclassified from accumulated other comprehensive income into income	93	(14)	79
Accumulated derivative net losses as of December 31, 2019	$(62)	$8	$(54)
The following tables summarize the impact of the changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings for the year ended December 31, 2021, December 31, 2020, and December 31, 2019:

		For the Year Ended December 31,
(in millions)	Classification of Gain	2021	2020	2019
Fair Value Hedges
Interest rate derivatives	Interest expense	$(47)	$31	$31

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(78)	$86	$(73)

Summary of fair value of derivatives	The fair values of CNH Industrial’s derivatives as of December 31, 2021 and December 31, 2020 in the consolidated balance sheets are recorded as follows:

	December 31, 2021		December 31, 2020
(in millions of dollars)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	65	Derivative assets	77
Foreign currency contracts	Derivative assets	77	Derivative assets	67
Total derivative assets designated as hedging instruments		142		144
Interest rate contracts	Derivative liabilities	28	Derivative liabilities	46
Foreign currency contracts	Derivative liabilities	101	Derivative liabilities	62
Total derivative liabilities designated as hedging instruments		129		108
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	11	Derivative assets	—
Foreign currency contracts	Derivative assets	32	Derivative assets	16
Total derivative assets not designated as hedging instruments		43		16
Interest rate contracts	Derivative liabilities	12	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	35	Derivative liabilities	31
Total derivative liabilities not designated as hedging instruments		47		31

Summary of fair value hierarchy levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and December 31, 2020:

	Level 1		Level 2		Total
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$109	$83	$109	$83
Interest rate derivatives	—	—	76	77	76	77
Investments at fair value through profit & loss	254	392	—	—	254	392
Total Assets	$254	$392	$185	$160	$439	$552
Liabilities
Foreign exchange derivatives	$—	$—	$136	$93	$136	$93
Interest rate derivatives	—	—	40	46	40	46
Total Liabilities	$—	$—	$176	$139	$176	$139

Summary of estimated fair market values
The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2021 and 2020 are as follows:

	December 31, 2021		December 31, 2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$18,662	$18,897	$18,457	$18,726
Debt	$23,745	$23,939	$26,053	$26,630

Schedule of investments measured on nonrecurring basis
The following tables present the fair value for nonrecurring Level 3 measurements from impairments as of December 31, 2021 and 2020:

	Fair Value		Losses
	2021	2020	2021	2020
	(in millions)
Property, plant and equipment	$—	$107	$—	$163
Other intangible assets	$—	$—	$—	$92